SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Redeemable Noncontrolling Interest in Consolidated Joint Venture) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net income (loss) allocated to noncontrolling interest	$ 0	$ 33	$ 0	$ 67	$ 121	$ 134	$ 131
Distributions to noncontrolling interest			$ 0	$ 150	$ 285	279	$ 291
Equity attributable to noncontrolling interest						$ 2,300